Old Mutual Funds II
Supplement Dated March 27, 2009

This Supplement updates certain information contained in the currently effective Class A and Class C Shares Prospectus of Old Mutual Funds II (the “Trust”) dated July 28, 2008, as supplemented.  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Reclassification of Shares of Old Mutual Developing Growth Fund

At a meeting of shareholders of the Old Mutual Developing Growth Fund (the “Developing Growth Fund”) held on February 27, 2009, shareholders of the Developing Growth Fund approved a Plan of Reorganization providing for the sale of assets and liabilities of the Developing Growth Fund to the Old Mutual Strategic Small Company Fund.  Effective following the close of business on March 27, 2009, Class A and Class C shares of the Developing Growth Fund will be reclassified as Class A and Class C shares, respectively, of the Old Mutual Strategic Small Company Fund.  All references to the Developing Growth Fund in the Prospectus are deleted, effective following the close of business on March 27, 2009.

Reclassification of Shares of Old Mutual Mid-Cap Fund

At a meeting of shareholders of the Old Mutual Mid-Cap Fund (the “Mid-Cap Fund”) held on February 27, 2009, shareholders of the Mid-Cap Fund approved a Plan of Reorganization providing for the sale of assets and liabilities of the Mid-Cap Fund to the Old Mutual TS&W Mid-Cap Value Fund.  Effective following the close of business on March 27, 2009, Class A and Class C shares of the Mid-Cap Fund will be reclassified as Class A and Class C shares, respectively, of the Old Mutual TS&W Mid-Cap Value Fund.  All references to the Mid-Cap Fund in the Prospectus are deleted, effective following the close of business on March 27, 2009.

Reclassification of Shares of Old Mutual Select Growth Fund

At a meeting of shareholders of the Old Mutual Select Growth Fund (the “Select Growth Fund”) held on March 10, 2009, shareholders of the Select Growth Fund approved a Plan of Reorganization providing for the sale of assets and liabilities of the Select Growth Fund to the Old Mutual Large Cap Growth Fund.  Effective following the close of business on March 27, 2009, Class A and Class C shares of the Select Growth Fund will be reclassified as Class A and Class C shares, respectively, of the Old Mutual Large Cap Growth Fund.  All references to the Select Growth Fund in the Prospectus are deleted, effective following the close of business on March 27, 2009.

Reclassification of Shares of Old Mutual Small Cap Fund

At a meeting of shareholders of the Old Mutual Small Cap Fund (the “Small Cap Fund”) held on February 27, 2009, shareholders of the Small Cap Fund approved a Plan of Reorganization providing for the sale of assets and liabilities of the Small Cap Fund to the Old Mutual TS&W Small Cap Value Fund.  Effective following the close of business on March 27, 2009, Class A and Class C shares of the Small Cap Fund will be reclassified as Class A and Class C shares, respectively, of the Old Mutual TS&W Small Cap Value Fund.  All references to the Small Cap Fund in the Prospectus are deleted, effective following the close of business on March 27, 2009.

Expense Limitation Reduction – Old Mutual Strategic Small Company Fund

Effective following the close of business on March 27, 2009, the following replaces in its entirety the “Fees and Expenses Table” under the “Fund Summaries – Old Mutual Strategic Small Company Fund” section of the Prospectus on page 58:

FEES AND EXPENSES TABLE

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	None(1)	1.00%
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.95%(3)	0.95%(3)
Distribution (12b-1) Fees	None	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Operating Expenses	1.83%	39.46%
Acquired Fund Fees and Expenses	0.01%(4)	0.01%(4)
Total Other Expenses	2.09%	39.72%
Total Annual Operating Expenses	3.04%	41.42%
Expense (Reduction)/Recoupment	(1.48)%	(39.11)%
Net Annual Operating Expenses	1.56%(5)	2.31%(5)

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)
To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase.  Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders.  See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details

(3)	The “Management Fees” information in the table includes fees for advisory and administrative services.

(4)
The Fund indirectly pays a portion of the expenses incurred by acquired funds.  Acquired Fund Fees and Expenses is an estimated annualized expense ratio of the acquired funds, based upon the historical expense ratio of the acquired funds as of their most recent fiscal period, which are stated on a net basis.  The actual indirect expenses incurred by a shareholder will vary based upon the actual expenses of the acquired funds.

(5)
These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through July 31, 2010 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) do not exceed 1.55% and 2.30% for Class A and Class C shares, respectively.  In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses:  fund level expenses (e.g., management fees, custody fees, trustee fees) and class level expenses (e.g., distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs).  Fund level expenses are limited to 1.02% for each class and class level expenses are limited to 0.53% and 1.28% for the Fund’s Class A and Class C shares, respectively.  Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit.  Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed through December 31, 2008, in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the applicable expense limits, and the reimbursement is made within three years after the fees were waived or expenses absorbed.  Thereafter, Old Mutual Capital may seek reimbursement of fees waived or expenses absorbed within three years after the fees were waived or expenses absorbed, if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees or expenses are being reimbursed.  Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

Effective August 1, 2010, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 3.00% and 3.75% for Class A and Class C shares, respectively, through December 31, 2019. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

Effective following the close of business on March 27, 2009, the following replaces in its entirety the “Your Cost” table under the “Fund Summaries – Old Mutual Strategic Small Company Fund” section of the Prospectus on page 59:

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$725	$1,323	$1,945	$3,614
Class C	$334	$1,016	$1,817	$3,909

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$234	$1,016	$1,817	$3,909

Effective following the close of business on March 27, 2009, the following replaces in their entirety the “Performance Example” tables under the “Fund Summaries – Old Mutual Strategic Small Company Fund” section of the Prospectus on page 60:

Class A Shares
	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.56%	(2.51%)	$9,749	$725
2	10.25%	3.01%	(0.57%)	$9,943	$296
3	15.76%	3.01%	1.41%	$10,141	$302
4	21.55%	3.01%	3.43%	$10,343	$308
5	27.63%	3.01%	5.49%	$10,549	$314
6	34.01%	3.01%	7.59%	$10,759	$321
7	40.71%	3.01%	9.73%	$10,973	$327
8	47.75%	3.01%	11.91%	$11,191	$334
9	55.13%	3.01%	14.14%	$11,414	$340
10	62.89%	3.01%	16.41%	$11,641	$347

Total Gain After Fees & Expenses				$1,641
Total Annual Fees & Expenses					$3,614

Class C Shares
	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.31%	2.69%	$10,269	$234
2	10.25%	3.76%	3.96%	$10,396	$389
3	15.76%	3.76%	5.25%	$10,525	$393
4	21.55%	3.76%	6.56%	$10,656	$398
5	27.63%	3.76%	7.88%	$10,788	$403
6	34.01%	3.76%	9.22%	$10,922	$408
7	40.71%	3.76%	10.57%	$11,057	$413
8	47.75%	3.76%	11.94%	$11,194	$418
9	55.13%	3.76%	13.33%	$11,333	$424
10	62.89%	3.76%	14.74%	$11,474	$429

Total Gain After Fees & Expenses				$1,474
Total Annual Fees & Expenses					$3,909

Management Fee and Expense Limitation Reduction – Old Mutual TS&W Small Cap Value Fund

Effective following the close of business on March 27, 2009, the following replaces in its entirety the “Fees and Expenses Table” under the “Fund Summaries – Old Mutual TS&W Small Cap Value Fund” section of the Prospectus on page 66:

FEES AND EXPENSES TABLE

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	None(1)	1.00%
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	1.00%(3)	1.00%(3)
Distribution (12b-1) Fees	None	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Operating Expenses	3.22%	2.64%
Acquired Fund Fees and Expenses	0.01%(4)	0.01%(4)
Total Other Expenses	3.48%	2.90%
Total Annual Operating Expenses	4.48%	4.65%
Expense (Reduction)/Recoupment	(2.97)%	(2.39)%
Net Annual Operating Expenses	1.51%(5)	2.26%(5)

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)
To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase.  Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders.  See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(3)
The “Management Fees” information in the table includes fees for advisory and administrative services.  Effective following the close of business on March 27, 2009, the Fund’s Management Fee was reduced from 1.10% to 1.00%.  As a result, the expense information in the Fees and Expenses Table has been restated to reflect current fees and the Total Annual Operating Expenses shown in the Fees and Expenses Table does not correlate with the Ratio of Gross Expenses to Average Net Assets shown in the Financial Highlights.

(4)
The Fund indirectly pays a portion of the expenses incurred by acquired funds.  Acquired Fund Fees and Expenses is an estimated annualized expense ratio of the acquired funds, based upon the historical expense ratio of the acquired funds as of their most recent fiscal period, which are stated on a net basis.  The actual indirect expenses incurred by a shareholder will vary based upon the actual expenses of the acquired funds.

(5)
These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through July 31, 2010 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) do not exceed 1.50% and 2.25% for Class A and Class C shares, respectively.  In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses:  fund level expenses (e.g., management fees, custody fees, trustee fees) and class level expenses (e.g., distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs).  Fund level expenses are limited to 1.10% for each class and class level expenses are limited to 0.40% and 1.15% for the Fund’s Class A and Class C shares, respectively.  Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit.  Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed through December 31, 2008, in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the applicable expense limits, and the reimbursement is made within three years after the fees were waived or expenses absorbed.  Thereafter, Old Mutual Capital may seek reimbursement of fees waived or expenses absorbed within three years after the fees were waived or expenses absorbed, if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees or expenses are being reimbursed.  Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

Effective August 1, 2010, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 3.00% and 3.75% for Class A and Class C shares, respectively, through December 31, 2019. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

Effective following the close of business on March 27, 2009, the following replaces in its entirety the “Your Cost” table under the “Fund Summaries – Old Mutual TS&W Small Cap Value Fund” section of the Prospectus on page 67:

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$720	$1,319	$1,942	$3,611
Class C	$329	$1,012	$1,813	$3,906

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$229	$1,012	$1,813	$3,906

Effective following the close of business on March 27, 2009, the following replaces in their entirety the “Performance Example” tables under the “Fund Summaries – Old Mutual TS&W Small Cap Value Fund” section of the Prospectus on page 68:

Class A Shares
	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.51%	(2.46%)	$9,754	$720
2	10.25%	3.01%	(0.52%)	$9,948	$297
3	15.76%	3.01%	1.46%	$10,146	$302
4	21.55%	3.01%	3.48%	$10,348	$308
5	27.63%	3.01%	5.54%	$10,554	$315
6	34.01%	3.01%	7.64%	$10,764	$321
7	40.71%	3.01%	9.78%	$10,978	$327
8	47.75%	3.01%	11.97%	$11,197	$334
9	55.13%	3.01%	14.19%	$11,419	$340
10	62.89%	3.01%	16.47%	$11,647	$347

Total Gain After Fees & Expenses				$1,647
Total Annual Fees & Expenses					$3,611

Class C Shares
	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.26%	2.74%	$10,274	$229
2	10.25%	3.76%	4.01%	$10,401	$389
3	15.76%	3.76%	5.30%	$10,530	$394
4	21.55%	3.76%	6.61%	$10,661	$398
5	27.63%	3.76%	7.93%	$10,793	$403
6	34.01%	3.76%	9.27%	$10,927	$408
7	40.71%	3.76%	10.62%	$11,062	$413
8	47.75%	3.76%	12.00%	$11,200	$419
9	55.13%	3.76%	13.39%	$11,339	$424
10	62.89%	3.76%	14.79%	$11,479	$429

Total Gain After Fees & Expenses				$1,479
Total Annual Fees & Expenses					$3,906

_______________________________________________________________
Distributed by Old Mutual Investment Partners
R-09-474 3/2009

Old Mutual Funds II
Supplement Dated March 27, 2009

This Supplement updates certain information contained in the currently effective Class Z and Institutional Class Shares Prospectus of Old Mutual Funds II (the “Trust”) dated December 9, 2008, as supplemented.  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Reclassification of Shares of Old Mutual Developing Growth Fund

At a meeting of shareholders of the Old Mutual Developing Growth Fund (the “Developing Growth Fund”) held on February 27, 2009, shareholders of the Developing Growth Fund approved a Plan of Reorganization providing for the sale of assets and liabilities of the Developing Growth Fund to the Old Mutual Strategic Small Company Fund.  Effective following the close of business on March 27, 2009, Class Z and Institutional Class shares of the Developing Growth Fund will be reclassified as Class Z and Institutional Class shares, respectively, of the Old Mutual Strategic Small Company Fund.  All references to the Developing Growth Fund in the Prospectus are deleted, effective following the close of business on March 27, 2009.

Reclassification of Shares of Old Mutual Mid-Cap Fund

At a meeting of shareholders of the Old Mutual Mid-Cap Fund (the “Mid-Cap Fund”) held on February 27, 2009, shareholders of the Mid-Cap Fund approved a Plan of Reorganization providing for the sale of assets and liabilities of the Mid-Cap Fund to the Old Mutual TS&W Mid-Cap Value Fund.  Effective following the close of business on March 27, 2009, Class Z and Institutional Class shares of the Mid-Cap Fund will be reclassified as Class Z and Institutional Class shares, respectively, of the Old Mutual TS&W Mid-Cap Value Fund.  All references to the Mid-Cap Fund in the Prospectus are deleted, effective following the close of business on March 27, 2009.

Reclassification of Shares of Old Mutual Select Growth Fund

At a meeting of shareholders of the Old Mutual Select Growth Fund (the “Select Growth Fund”) held on March 10, 2009, shareholders of the Select Growth Fund approved a Plan of Reorganization providing for the sale of assets and liabilities of the Select Growth Fund to the Old Mutual Large Cap Growth Fund.  Effective following the close of business on March 27, 2009, Class Z and Institutional Class shares of the Select Growth Fund will be reclassified as Class Z and Institutional Class shares, respectively, of the Old Mutual Large Cap Growth Fund.  All references to the Select Growth Fund in the Prospectus are deleted, effective following the close of business on March 27, 2009.

Reclassification of Shares of Old Mutual Small Cap Fund

At a meeting of shareholders of the Old Mutual Small Cap Fund (the “Small Cap Fund”) held on February 27, 2009, shareholders of the Small Cap Fund approved a Plan of Reorganization providing for the sale of assets and liabilities of the Small Cap Fund to the Old Mutual TS&W Small Cap Value Fund.  Effective following the close of business on March 27, 2009, Class Z and Institutional Class shares of the Small Cap Fund will be reclassified as Class Z and Institutional Class shares, respectively, of the Old Mutual TS&W Small Cap Value Fund.  All references to the Small Cap Fund in the Prospectus are deleted, effective following the close of business on March 27, 2009.

Expense Limitation Reduction – Old Mutual Strategic Small Company Fund

Effective following the close of business on March 27, 2009, the following replaces in its entirety the “Fees and Expenses Table” under the “Fund Summaries – Old Mutual Strategic Small Company Fund” section of the Prospectus on page 62:

Fees and Expenses Table

	Class Z	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00

Annual Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.95%(2)	0.95%(2)
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses
Other Operating Expenses	0.79%	3,634.29%
Acquired Fund Fees and Expenses	0.01%(3)	0.01%(3)
Total Other Expenses	0.80%	3,634.30%
Total Annual Operating Expenses	1.75%	3,635.25%
Expense (Reduction)/Recoupment	(0.44%)	(3634.19%)
Net Annual Operating Expenses	1.31%(4)	1.06%(4)

(1)
To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase.  Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.  See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)	The “Management Fees” information in the table includes fees for advisory and administrative services.

(3)
The Fund indirectly pays a portion of the expenses incurred by acquired funds.  Acquired Fund Fees and Expenses is an estimated annualized expense ratio of the acquired funds, based upon the historical expense ratio of the acquired funds as of their most recent fiscal period, which are stated on a net basis.  The actual indirect expenses incurred by a shareholder will vary based upon the actual expenses of the acquired funds.

(4)
These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual commitment to waive through July 31, 2010 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Fund’s expenses do not exceed certain limits.  Specifically, Old Mutual Capital has contractually agreed to limit total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to 1.30% and 1.05% for Class Z and Institutional Class shares, respectively.  In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses:  fund level expenses (e.g., management fees, custody fees, trustee fees) and class level expenses (e.g., distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs).  Fund level expenses are limited to 1.02% for each class and class level expenses are limited to 0.28% and 0.03% for Class Z and Institutional Class shares, respectively.  Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit.  Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed through December 31, 2008, in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the applicable expense limits, and the reimbursement is made within three years after the fees were waived or expenses absorbed.  Thereafter, Old Mutual Capital may seek reimbursement of fees waived or expenses absorbed within three years after the fees were waived or expenses absorbed, if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees or expenses are being reimbursed.  Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

Effective August 1, 2010, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 2.75% for Class Z and Institutional Class shares through July 31, 2019.  Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

Effective following the close of business on March 27, 2009, the following replaces in its entirety the “Your Cost” table under the “Fund Summaries – Old Mutual Strategic Small Company Fund” section of the Prospectus on page 63:

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$133	$507	$907	$2,025
Institutional Class	$108	$695	$1,308	$2,965

Effective following the close of business on March 27, 2009, the following replaces in their entirety the “Performance Example” tables under the “Fund Summaries – Old Mutual Strategic Small Company Fund” section of the Prospectus on page 64:

Class Z Shares
	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.31%	3.69%	$10,369	$133
2	10.25%	1.75%	7.06%	$10,706	$184
3	15.76%	1.75%	10.54%	$11,054	$190
4	21.55%	1.75%	14.13%	$11,413	$197
5	27.63%	1.75%	17.84%	$11,784	$203
6	34.01%	1.75%	21.67%	$12,167	$210
7	40.71%	1.75%	25.63%	$12,563	$216
8	47.75%	1.75%	29.71%	$12,971	$223
9	55.13%	1.75%	33.92%	$13,392	$231
10	62.89%	1.75%	38.28%	$13,828	$238

Total Gain After Fees & Expenses				$3,828
Total Annual Fees & Expenses					$2,025

Institutional Class Shares
	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.06%	3.94%	$10,394	$108
2	10.25%	2.76%	6.27%	$10,627	$290
3	15.76%	2.76%	8.65%	$10,865	$297
4	21.55%	2.76%	11.08%	$11,108	$303
5	27.63%	2.76%	13.57%	$11,357	$310
6	34.01%	2.76%	16.11%	$11,611	$317
7	40.71%	2.76%	18.72%	$11,872	$324
8	47.75%	2.76%	21.37%	$12,137	$331
9	55.13%	2.76%	24.09%	$12,409	$339
10	62.89%	2.76%	26.87%	$12,687	$346

Total Gain After Fees & Expenses				$2,687
Total Annual Fees & Expenses					$2,965

Management Fee and Expense Limitation Reduction – Old Mutual TS&W Small Cap Value Fund

Effective following the close of business on March 27, 2009, the following replaces in its entirety the “Fees and Expenses Table” under the “Fund Summaries – Old Mutual TS&W Small Cap Value Fund” section of the Prospectus on page 70:

Fees and Expenses Table
	Class Z	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	1.00%(2)	1.00%(2)
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses
Other Operating Expenses	0.39%	0.22%(3)
Acquired Fund Fees and Expenses	0.01%(4)	0.01%(4)
Total Other Expenses	0.40%	0.23%
Total Annual Operating Expenses	1.40%	1.23%
Expense (Reduction)/Recoupment	(0.14)%	(0.12)%
Net Annual Operating Expenses	1.26%(5)	1.11%(5)

(1)
To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase.  Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.  See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)
The “Management Fees” information in the table includes fees for advisory and administrative services.  Effective following the close of business on March 27, 2009, the Fund’s Management Fee was reduced from 1.10% to 1.00%.  As a result, the expense information in the Fees and Expenses Table has been restated to reflect current fees and, with respect to Class Z shares, the Total Annual Operating Expenses shown in the Fees and Expenses Table does not correlate with the Ratio of Gross Expenses to Average Net Assets shown in the Financial Highlights.

(3)	Because Institutional Class is new, the “Other Operating Expenses” for Institutional Class are based on estimated amounts for the current fiscal year.

(4)
The Fund indirectly pays a portion of the expenses incurred by acquired funds.  Acquired Fund Fees and Expenses is an estimated annualized expense ratio of the acquired funds, based upon the historical expense ratio of the acquired funds as of their most recent fiscal period, which are stated on a net basis.  The actual indirect expenses incurred by a shareholder will vary based upon the actual expenses of the acquired funds.

(5)
These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual commitment to waive through July 31, 2010 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Fund’s expenses do not exceed certain limits.  Specifically, Old Mutual Capital has contractually agreed to limit total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to 1.25% and 1.10% for the Fund’s Class Z and Institutional Class shares, respectively.  In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses:  fund level expenses (e.g., management fees, custody fees, trustee fees) and class level expenses (e.g., transfer agency fees, state registration costs, printing and distribution costs).  Fund level expenses are limited to 1.10% for each class and class level expenses are limited to 0.15% and 0.00% for Class Z and Institutional Class shares, respectively.  Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit.  Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed through December 31, 2008, in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the applicable expense limits, and the reimbursement is made within three years after the fees were waived or expenses absorbed.  Thereafter, Old Mutual Capital may seek reimbursement of fees waived or expenses absorbed within three years after the fees were waived or expenses absorbed, if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees or expenses are being reimbursed.  Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

Effective August 1, 2010, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 2.75% for Class Z and Institutional Class shares through July 31, 2019.  Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

Effective following the close of business on March 27, 2009, the following replaces in its entirety the “Your Cost” table under the “Fund Summaries – Old Mutual TS&W Small Cap Value Fund” section of the Prospectus on page 71:

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$128	$429	$752	$1,666
Institutional Class	$113	$378	$663	$1,478

Effective following the close of business on March 27, 2009, the following replaces in their entirety the “Performance Example” tables under the “Fund Summaries – Old Mutual TS&W Small Cap Value Fund” section of the Prospectus on page 72:

Class Z Shares
	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.26%	3.74%	$10,374	$128
2	10.25%	1.40%	7.47%	$10,747	$148
3	15.76%	1.40%	11.34%	$11,134	$153
4	21.55%	1.40%	15.35%	$11,535	$159
5	27.63%	1.40%	19.50%	$11,950	$164
6	34.01%	1.40%	23.81%	$12,381	$170
7	40.71%	1.40%	28.26%	$12,826	$176
8	47.75%	1.40%	32.88%	$13,288	$183
9	55.13%	1.40%	37.67%	$13,767	$189
10	62.89%	1.40%	42.62%	$14,262	$196

Total Gain After Fees & Expenses				$4,262
Total Annual Fees & Expenses					$1,666

Institutional Class Shares
	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.11%	3.89%	$10,389	$113
2	10.25%	1.23%	7.81%	$10,781	$130
3	15.76%	1.23%	11.87%	$11,187	$135
4	21.55%	1.23%	16.09%	$11,609	$140
5	27.63%	1.23%	20.47%	$12,047	$145
6	34.01%	1.23%	25.01%	$12,501	$151
7	40.71%	1.23%	29.72%	$12,972	$157
8	47.75%	1.23%	34.61%	$13,461	$163
9	55.13%	1.23%	39.68%	$13,968	$169
10	62.89%	1.23%	44.95%	$14,495	$175

Total Gain After Fees & Expenses				$4,495
Total Annual Fees & Expenses					$1,478

_______________________________________________________________
Distributed by Old Mutual Investment Partners
R-09-475 3/2009

Old Mutual Funds II
Supplement Dated March 27, 2009

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class Shares Statement of Additional Information (the “SAI”) of Old Mutual Funds II dated December 9, 2008, as supplemented.  You should retain your SAI and current supplements for future reference.  You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Reclassification of Shares of Old Mutual Developing Growth Fund

At a meeting of shareholders of the Old Mutual Developing Growth Fund (the “Developing Growth Fund”) held on February 27, 2009, shareholders of the Developing Growth Fund approved a Plan of Reorganization providing for the sale of assets and liabilities of the Developing Growth Fund to the Old Mutual Strategic Small Company Fund.  Effective following the close of business on March 27, 2009, Class A, Class C, Class Z and Institutional Class shares of the Developing Growth Fund will be reclassified as Class A, Class C, Class Z and Institutional Class shares, respectively, of the Old Mutual Strategic Small Company Fund.  All references to the Developing Growth Fund in the SAI are deleted, effective following the close of business on March 27, 2009.

Reclassification of Shares of Old Mutual Mid-Cap Fund

At a meeting of shareholders of the Old Mutual Mid-Cap Fund (the “Mid-Cap Fund”) held on February 27, 2009, shareholders of the Mid-Cap Fund approved a Plan of Reorganization providing for the sale of assets and liabilities of the Mid-Cap Fund to the Old Mutual TS&W Mid-Cap Value Fund.  Effective following the close of business on March 27, 2009, Class A, Class C, Class Z and Institutional Class shares of the Mid-Cap Fund will be reclassified as Class A, Class C, Class Z and Institutional Class shares, respectively, of the Old Mutual TS&W Mid-Cap Value Fund.  All references to the Mid-Cap Fund in the SAI are deleted, effective following the close of business on March 27, 2009.

Reclassification of Shares of Old Mutual Select Growth Fund

At a meeting of shareholders of the Old Mutual Select Growth Fund (the “Select Growth Fund”) held on March 10, 2009, shareholders of the Select Growth Fund approved a Plan of Reorganization providing for the sale of assets and liabilities of the Select Growth Fund to the Old Mutual Large Cap Growth Fund.  Effective following the close of business on March 27, 2009, Class A, Class C, Class Z and Institutional Class shares of the Select Growth Fund will be reclassified as Class A, Class C, Class Z and Institutional Class shares, respectively, of the Old Mutual Large Cap Growth Fund.  All references to the Select Growth Fund in the SAI are deleted, effective following the close of business on March 27, 2009.

Reclassification of Shares of Old Mutual Small Cap Fund

At a meeting of shareholders of the Old Mutual Small Cap Fund (the “Small Cap Fund”) held on February 27, 2009, shareholders of the Small Cap Fund approved a Plan of Reorganization providing for the sale of assets and liabilities of the Small Cap Fund to the Old Mutual TS&W Small Cap Value Fund.  Effective following the close of business on March 27, 2009, Class A, Class C, Class Z and Institutional Class shares of the Small Cap Fund will be reclassified as Class A, Class C, Class Z and Institutional Class shares, respectively, of the Old Mutual TS&W Small Cap Value Fund.  All references to the Small Cap Fund and James B. Bell, III, in the SAI are deleted, effective following the close of business on March 27, 2009.

Management Fee Reduction – Old Mutual TS&W Small Cap Value Fund

Effective following the close of business on March 27, 2009, the following replaces in its entirety the Old Mutual TS&W Small Cap Value Fund management fee and breakpoint data, as presented in the Management Fee Breakpoint Asset Thresholds table under “The Investment Adviser, Sub-Advisers and Other Service Providers – The Adviser” section of the SAI on page 46:

Fund	Management Fee Breakpoint Asset Thresholds
	$0 to less than $300 million	$300 million to less than $500 million	$500 million to less than $750 million	$750 million to less than $1.0 billion	$1.0 billion to less than $1.5 billion	$1.5 billion to less than $2.0 billion	$2.0 billion or greater
Old Mutual TS&W Small Cap Value Fund	1.00%	0.95%	0.90%	0.85%	0.80%	0.75%	0.70%

Expense Limitation Reduction – Old Mutual Strategic Small Company Fund &
Old Mutual TS&W Small Cap Value Fund

Effective following the close of business on March 27, 2009, the following replaces in its entirety the Old Mutual Strategic Small Company Fund and the Old Mutual TS&W Small Cap Value Fund expense limitation data, as presented in the Expense Limitation table under “The Investment Adviser, Sub-Advisers and Other Service Providers – The Adviser” section of the SAI on page 48:

Fund	Class A Expense Limitation	Class C Expense Limitation	Class Z Expense Limitation	Institutional Class Expense Limitation
Old Mutual Strategic Small Company Fund	1.55%	2.30%	1.30%	1.05%
Old Mutual TS&W Small Cap Value Fund	1.50%	2.25%	1.25%	1.10%

Sub-Advisory Fee Reduction – Old Mutual Large Cap Growth Fund &
Old Mutual TS&W Small Cap Value Fund

Effective following the close of business on March 27, 2009, the following replaces in its entirety the first Sub-Advisory Fee Breakpoint Asset Thresholds table under “The Investment Adviser, Sub-Advisers and Other Service Providers – The Sub-Advisers” section of the SAI on pages 51 - 52:

Fund	Sub-Advisory Fee Breakpoint Asset Thresholds
	$0 to less than $300 million	$300 million to less than $500 million	$500 million to less than $750 million	$750 million to less than $1.0 billion	$1.0 billion to less than $1.5 billion	$1.5 billion to less than $2.0 billion	$2.0 billion or greater
Old Mutual Large Cap Growth Fund	0.475%	0.425%	0.375%	0.325%	0.275%	0.225%	0.175%
Old Mutual TS&W Small Cap Value Fund	0.70%	0.65%	0.60%	0.55%	0.50%	0.45%	0.40%

New Portfolio Managers – Old Mutual Strategic Small Company Fund

On the Effective Date, the following is added to Exhibit D of the SAI under the section entitled “Portfolio Manager Disclosure – Investments in Each Fund” on page EXH-D-1:

NAME OF PORTFOLIO MANAGER	NAME OF FUND	DOLLAR RANGE OF INVESTMENTS IN EACH FUND
Bradley J. Fretz*	Strategic Small Company Fund	None
Jeffrey A. Johnson*	Strategic Small Company Fund	None
Peter A. Johnson*	Strategic Small Company Fund	None
J. Stephen Thornborrow*	Strategic Small Company Fund	None
*	Indicates new portfolio manager as of the close of business on February 27, 2009. Dollar Range of Investments in Each Fund is as of February 27, 2009.

_______________________________________________________________
Distributed by Old Mutual Investment Partners
R-09-476 3/2009